SCHEDULE OF STOCK BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Stock based compensation	$ 2,019	$ 1,854
Expensed [member]
IfrsStatementLineItems [Line Items]
Stock based compensation	1,744	1,075
Capitalized [member]
IfrsStatementLineItems [Line Items]
Stock based compensation	$ 226	$ 162